LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
LEASE LIABILITIES [Text Block]

10. LEASE LIABILITIES

The Company leases office and warehouse space. As at December 31, 2023, the remaining terms on these leases are between one and five years. Certain leases include an option to renew the lease after the end of the contract term and/ or provide for payments that are indexed to local inflation rates.

The following table presents the lease obligations of the Company:

	December 31,	December 31,
	2023	2022

Balance at the beginning of the year	$1,073	$1,001
Additions	221	344
Interest	94	64
Payments	(436)	(282)
Effects of movement in exchange rates	59	(54)
Balance at the end of the year	1,011	1,073
Less: Current portion	436	261
Non-current lease liabilities	$575	$812

As at December 31, 2023, the lease liabilities have a weighted-average interest rate of 8.68%. For the year ended December 31, 2023, the Company recognized $558 related to short term rentals, primarily for rented mining equipment and employee housing (December 31, 2022 - $567).